RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Schedule of Related Party Transactions
The following table summarizes transactions and balances with related parties:

(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024
Balances outstanding with related parties:
Net (payables)/receivables within equity accounted investments	$(23)	$(11)
Loans and notes receivable(1)	277	649
Debt obligations, payables and other liabilities(2)	(2,402)	(2,846)
Corporate borrowings	(1,076)	(1,076)
Property-specific obligations	(578)	(541)
Preferred shares held by Brookfield Corporation	(2,959)	(2,809)
Brookfield Corporation interest in CanHoldco	(1,231)	(1,277)
(1)Includes loans and notes receivable with other affiliates as of December 31, 2025 of $277 million (2024 - $146 million).
(2)Includes other payables and liabilities with other affiliates as of December 31, 2025 of $372 million (2024 - $464 million).

(US$ Millions) Years ended Dec. 31,	2025	2024	2023
Transactions with related parties:
Commercial property revenue(1)	$59	$53	$57
Management fee income	100	227	163
Expenses from equity accounted investments	34	64	8
Interest expense on debt obligations	228	209	116
Capital calls, net funded by BWS(2)	—	—	69
General and administrative expense(3)	335	333	345
Construction costs(4)	26	76	66
Distributions on Brookfield Corporation’s interest in CanHoldco	32	21	49
Incentive Fees(5)	19	9	22
(1)Amounts received from Brookfield Corporation and its subsidiaries for the rental of office premises.
(2)BWS, which is accounted for under the equity method by Brookfield Corporation, has an additional commitment in BSREP IV, which was previously consolidated by the partnership in the comparative period.
(3)Includes amounts paid to Brookfield Corporation and its subsidiaries for management fees, management fees associated with the partnership’s investments in Brookfield-sponsored real estate funds, compensation expense and administrative services.
(4)Includes amounts paid to Brookfield Corporation and its subsidiaries for construction costs of development properties.
(5)Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.